Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets
Intangible Assets

Intangible assets as of December 31, 2014 and 2013 consist of the following:

	December 31, 2014	December 31, 2013
Technology license	$413,398	$92,112
Less: accumulated amortization	(55,858)	(42,773)
Intangibles, net	$357,540	$49,339

Amortization expense relating to intangible assets was $25,208 and $5,908 during the periods ended December 31, 2014 and 2013, respectively.

On June 26, 2014, the Company and The General Hospital Corporation, d/b/a Massachusetts General Hospital (“MGH”) entered into two license agreements, which replaced the single license agreement dated April 27, 2009. The Company paid to MGH an initial license fee of $175,000 for each license.

The assumptions and estimates used to determine future values and remaining useful lives of our intangible and other long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as changes in our business strategy. Based on our assessment, we did not recognize any impairment as of December 31, 2014.

As of June 1, 2014, the Company has relinquished its Alzheimer’s license and accordingly has recorded a loss on disposal of $16,591 in the year ended December 31, 2014.

Future amortization will approximate $39,000 for each of the next five years.

See Note 15 for commitments and contingencies associated with the Company’s technology licenses.